Investment Strategy - iShares Defense Industrials Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to maximize total return by investing in companies that Fund management believes are well-positioned to benefit from increased global defense and security spending. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. Defense and related industrials companies and technology companies may be classified into a wide range of industries including, without limitation, those industries comprising the industrials and information technology sectors.
The defense and related industrials companies in which the Fund may invest include those in aerospace & defense, construction & engineering, machinery, professional services, electrical equipment, industrial conglomerates, commercial services & supplies, and any other industry classified in the industrials sector by any third-party classification system.
The technology companies in which the Fund may invest include those in the technology hardware and equipment, software and services, and semiconductors and semiconductor equipment industries, and any other industry classified in the information technology sector by any third-party classification system.
Because the Fund’s 80% policy is measured in aggregate across defense and related industrials companies and technology companies, at any given time the Fund may have less than 80% of its net assets invested in either defense and related industrials or technology companies. However, the Fund intends to maintain at least 50% of its net assets in companies classified as being in the aerospace and defense industry.
Fund management considers companies to be related to defense where such companies are estimated to derive a certain amount of revenue from defense activities, have a certain market share in defense activities, or satisfy other relevant thresholds for defense activities (for example, levels of production of an essential component in defense-related equipment). For purposes of this assessment, defense activities include, but are not limited to, the production of defense-related equipment and capital goods, the provision of technological solutions or consulting services for a military or national security purpose, the provision of logistics and planning services for military entities, the operation of manufacturing or materials production capabilities that ensure the security of the defense-related supply chain, and operating services or producing equipment that provide defense-related capabilities in space. Fund management relies on, among other things, third-party classification systems and custom third-party thematic indices for application of the relevant revenue thresholds. The related industrials companies and technology companies in which the Fund invests may have significant exposure to non-defense industries.
Fund management leverages fundamental country-, industry-, and company-level research in order to select industrials and technology companies relevant to the defense theme that Fund management believes are well-positioned to benefit from increased global defense and security spending. Fund management also applies large language modelling techniques on public data, such as company filings and news reports, in order to identify companies that are exposed to the defense theme, but the output of this analysis is not used in application of the Fund’s 80% policy.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund may invest in foreign securities, including emerging markets securities, without limit. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (including total return swaps, some of which may be known as contracts for difference) (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).
The Fund will concentrate its investments in companies operating in one or more industries within the industrials group of industries, in aggregate.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Fund management leverages fundamental country-, industry-, and company-level research in order to select industrials and technology companies relevant to the defense theme that Fund management believes are well-positioned to benefit from increased global defense and security spending. Fund management also applies large language modelling techniques on public data, such as company filings and news reports, in order to identify companies that are exposed to the defense theme, but the output of this analysis is not used in application of the Fund’s 80% policy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund may invest in foreign securities, including emerging markets securities, without limit. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. defense and related industrials companies and technology companies and in derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.